Intangible Assets, Net - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 346,672,000	$ 50,421,000	¥ 112,860,000	¥ 102,242,000
Intangible Assets Excluding Licensed Copyrights
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	346,672,000	50,421,000	112,860,000	102,242,000
Impairment charges on intangible assets	¥ 0	$ 0	¥ 0	¥ 0